Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Book Value	$ 163,362	$ 159,467
Cash and cash equivalents - Fair Value	163,362	159,467
Restricted cash - Book Value	11,262	9,979
Restricted cash - Fair Value	11,262	9,979
Amounts due from related parties, short-term - Book Value	14,722	0
Amounts due from related parties, short-term - Fair Value	14,722	0
Amounts due from related parties, long-term - Book Value	36,302	35,245
Amounts due from related parties, long-term - Fair Value	36,302	35,245
Amounts due to related parties, short-term - Book Value	0	(64,204)
Amounts due to related parties, short-term - Fair Value	0	(64,204)
Long-term borrowings, including current portion, net - Book Value	(1,287,343)	(1,361,709)
Long-term borrowings, including current portion, net - Fair Value	$ (1,299,366)	$ (1,374,445)